SUBSEQUENT EVENT (Details) - Revenue Milestone Payment $ in Millions	3 Months Ended
	Jun. 30, 2026 USD ($)	Apr. 30, 2026 country
Disclosure of non-adjusting events after reporting period [line items]
Number of countries to receive commerical approval | country		3
Forecast
Disclosure of non-adjusting events after reporting period [line items]
Milestone payments recognized as revenue | $	$ 55.0